LONG-TERM PREPAYMENTS AND OTHER ASSETS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about long-term prepayments and other assets [line items]
Operating rights of service stations	¥ 28,009	¥ 29,714
Others (i)	34,063	31,326
Balance as of end of year	72,812	70,030
Third parties
Disclosure of detailed information about long-term prepayments and other assets [line items]
Prepayments for construction projects to third parties	7,505	7,470
Sinopec Group Company and fellow subsidiaries
Disclosure of detailed information about long-term prepayments and other assets [line items]
Long-term receivables from and prepayment to Sinopec Group Company and fellow subsidiaries	¥ 3,235	¥ 1,520